Derivative financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Derivatives
Assets	$ 51,104	$ 29,011
Liabilities	(60,369)	(24,809)
Non-current Assets	2,869	3,055
Non-current Liabilities		(411)
Current Assets	48,235	25,956
Current Liabilities	(60,369)	(24,398)
Interest rate swaps
Derivatives
Assets	3,705	3,055
Liabilities		(306)
Notional amount	$ 191,400	199,600
Interest rate swaps | Minimum
Derivatives
Fixed interest rate to be paid on borrowings after taking into account interest rate swaps	2.00%
Interest rate swaps | Maximum
Derivatives
Fixed interest rate to be paid on borrowings after taking into account interest rate swaps	3.70%
Forward freight agreements and related bunker swaps
Derivatives
Assets	$ 10,039	1,238
Liabilities	(16,438)	(1,496)
Commodity contracts and derivatives
Derivatives
Assets	37,360	24,696
Liabilities	$ (43,931)	(23,007)
Forward foreign exchange contracts
Derivatives
Assets		$ 22